Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 116.4	$ 115.8
Less future interest charges	(21.9)	(17.9)
Total discounted lease obligations	94.5	97.9
Less: current portion of lease obligations	(40.6)	(45.7)
Non-current portion of lease obligations	53.9	52.2
Within one year
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	45.8	50.7
Between one and five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	49.1	53.1
Beyond five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 21.5	$ 12.0